UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6606

Dreyfus BASIC U.S. Government Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	2/29/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus BASIC
U.S. Government
Money Market Fund

ANNUAL REPORT February 29, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Important Tax Information
22	Board Members Information
24	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
U.S. Government
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for Dreyfus BASIC U.S. Government Money Market Fund, covering the 12-month period from March 1, 2011, through February 29, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets encountered heightened volatility at the start of the reporting period when investors fled riskier assets due to adverse macroeconomic developments ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of a sovereign debt crisis in Europe.These factors triggered a rally among traditional safe havens, such as U.S. government securities. Better economic news derailed the fixed-income rally in October, but government bond yields continued to trend downward and prices rose over much of the remainder of the reporting period. In the midst of this turmoil affecting longer-term bonds, money market instruments remained stable and anchored near zero percent, as the Federal Reserve Board continued to maintain its target for short-term interest rates at historically low levels.

Our economic forecast calls for faster U.S. GDP growth in 2012 than in 2011, and we expect the United States to continue to post better economic data than most of the rest of the developed world.An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to offset risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
March 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of March 1, 2011, through February 29, 2012, as provided by Bernard W. Kiernan, Jr., Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended February 29, 2012, Dreyfus BASIC U.S. Government Money Market Fund produced a yield of 0.00%. Taking into account the effects of compounding, the fund produced an effective yield of 0.00%.1

Money market yields hovered near historically low levels throughout the reporting period as short-term interest rates remained unchanged despite an improving U.S. economy.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund invests exclusively in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and in repurchase agreements (including tri-party repurchase agreements).The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

When managing the fund, we closely monitor the outlook for economic growth and inflation, follow overseas developments and consider the posture of the Federal Reserve Board (the “Fed”) in our decisions as to how to structure the fund. Based upon our economic outlook, we actively manage the fund’s average maturity in looking for opportunities that may present themselves in light of possible changes in interest rates.

Economic Developments Sparked Volatility

Although an economic recovery seemed to accelerate earlier in 2011, headwinds had already begun to intensify in February, when energy prices surged higher amid unrest in the Middle East. In March, natural

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

and nuclear disasters added to economic uncertainty. Partly due to these unexpected shocks, U.S. GDP grew at an annualized rate of just 0.4% over the first quarter of the year.

In late April, a resurgent sovereign debt crisis in Greece threatened other nations in the European Union. Meanwhile, a contentious political debate about government spending and borrowing dominated U.S. headlines. Industrial production picked up in May, but the unemployment rate climbed to 9.1%. Energy prices moderated in June, and manufacturing activity increased, but consumer confidence declined, housing markets weakened further and job creation proved sluggish.The unemployment rate crept higher to 9.2%, and U.S. gross domestic product grew at a sluggish 1.3% annualized rate during the second quarter.

July saw heightened turmoil in the financial markets when Greece moved closer to insolvency and an unprecedented default on U.S. government debt loomed. Some of these worries came to a head in early August, when Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities. The rating on short-term government debt, including securities purchased by many money market funds, was unchanged. September brought more market turbulence when investors feared that the U.S. economy was headed for recession. However, the data told a different story, as the unemployment rate moderated to 9.0%, existing-home sales moved higher and U.S. households reduced their debt-service burdens to their lowest levels since 1994. U.S. GDP grew at an annualized 1.8% rate during the third quarter.

Market sentiment changed dramatically in October, when the U.S. economy continued to show resilience and European officials made progress toward addressing the debt crisis.The U.S. industrial and manufacturing sectors continued to improve, and housing starts surged to an 18-month high. November brought more positive economic news, including a steep decline in the unemployment rate from 9.0% to 8.6% and accelerating orders and production among manufacturers. In December, unemployment inched lower to 8.5%, and consumer confidence climbed to an eight-month high. It later was estimated that the U.S. economy grew at a 3.0% annualized rate during the fourth quarter of 2011.

The upward trend in economic data persisted in January 2012. Most notably, the unemployment rate fell to 8.3%, a three-year low, amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life, as existing home sales posted a 5% gain for the previous month. The U.S. economy continued to gain traction in February, when the private sector added another 233,000 jobs, and retail and food service sales climbed 1.1%.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum were relatively narrow, so it made little sense to us to incur the additional risks that longer-dated securities typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recent signs of economic improvement, the Fed has repeatedly reiterated its intention to keep short-term interest rates near historical lows at least through late 2014. Consequently, we currently intend to maintain the fund’s focus on quality and liquidity.

March 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders will be given at least 90 days’ notice prior to or at least not until July 1, 2012, the time such absorption may be terminated. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC U.S. Government Money Market Fund from September 1, 2011 to February 29, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 29, 2012

Expenses paid per $1,000†	$.50
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 29, 2012

Expenses paid per $1,000†	$.50
Ending value (after expenses)	$1,024.37

† Expenses are equal to the fund’s annualized expense ratio of .10%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 29, 2012

		Annualized
		Yield on
		Date of	Principal
U.S. Government Agencies—55.1%		Purchase (%)	Amount ($)		Value ($)
Federal Home Loan Bank
3/7/12		0.07	50,000,000		49,999,459
Federal Home Loan Mortgage Corp.
3/12/12		0.09	10,000,000	[a]	9,999,740
Total U.S. Government Agencies
(cost $59,999,199)					59,999,199

Repurchase Agreements—46.0%
Barclays Capital, Inc.
dated 2/29/12, due 3/1/12 in the amount of
$5,000,026 (fully collateralized by	$4,976,300
U.S. Treasury Notes, 2.13%, due 8/15/21,
value $5,100,097)		0.19	5,000,000		5,000,000
Credit Agricole CIB
dated 2/29/12, due 3/1/12 in the amount of
$10,000,042 (fully collateralized by	$9,416,600
U.S. Treasury Notes, 2.63%, due 11/15/20,
value $10,200,007)		0.15	10,000,000		10,000,000
Credit Suisse Securities LLC
dated 2/29/12, due 3/1/12 in the amount of
$15,000,063 (fully collateralized by	$37,650,000
U.S. Treasury Strips, due 2/15/40,
value $15,300,207)		0.15	15,000,000		15,000,000

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
HSBC USA Inc.
dated 2/29/12, due 3/1/12 in the amount of
$20,000,089 (fully collateralized by $20,420,000
U.S. Treasury Notes, 0.25%, due 2/28/14,
value $20,404,071)	0.16	20,000,000	20,000,000
Total Repurchase Agreements
(cost $50,000,000)			50,000,000

Total Investments (cost $109,999,199)		101.1%	109,999,199

Liabilities, Less Cash and Receivables		(1.1%)	(1,172,472)

Net Assets		100.0%	108,826,727

a The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	46.0	Federal Home Loan Mortgage Corp.	9.2
Federal Home Loan Bank	45.9		101.1
† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2012†

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase
Agreements of $50,000,000)—Note 1(b)	109,999,199	109,999,199
Cash		878,649
Interest receivable		220
Prepaid expenses		10,162
Due from The Dreyfus Corporation and affiliates—Note 2(b)		362
		110,888,592
Liabilities ($):
Payable for shares of Beneficial Interest redeemed		1,992,585
Accrued expenses		69,280
		2,061,865
Net Assets ($)		108,826,727
Composition of Net Assets ($):
Paid-in capital		108,826,651
Accumulated net realized gain (loss) on investments		76
Net Assets ($)		108,826,727
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		108,837,313
Net Asset Value, offering and redemption price per share ($)		1.00
† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Year Ended February 29, 2012†

Investment Income ($):
Interest Income	212,025
Expenses:
Management fee—Note 2(a)	895,035
Shareholder servicing costs—Note 2(b)	192,345
Professional fees	78,238
Registration fees	27,265
Custodian fees—Note 2(b)	21,927
Prospectus and shareholders’ reports	21,222
Trustees’ fees and expenses—Note 2(c)	12,443
Miscellaneous	16,737
Total Expenses	1,265,212
Less—reduction in management fee due to undertaking—Note 2(a)	(459,633)
Less—reduction in expenses due to undertaking—Note 2(a)	(593,013)
Less—reduction in fees due to earnings credits—Note 2(b)	(547)
Net Expenses	212,019
Investment Income—Net	6
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	14,122
Net Increase in Net Assets Resulting from Operations	14,128

† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended February 28/29,
	2012†	2011
Operations ($):
Investment income—net	6	14
Net realized gain (loss) on investments	14,122	5,497
Net Increase (Decrease) in Net Assets
Resulting from Operations	14,128	5,511
Dividends to Shareholders from ($):
Investment income—net	(2,655)	(10,676)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	49,827,775	69,524,767
Dividends reinvested	2,594	9,954
Cost of shares redeemed	(138,645,465)	(118,240,195)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(88,815,096)	(48,705,474)
Total Increase (Decrease) in Net Assets	(88,803,623)	(48,710,639)
Net Assets ($):
Beginning of Period	197,630,350	246,340,989
End of Period	108,826,727	197,630,350
† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended February 28/29,
	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.016	.045
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.016)	(.045)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.01	.03	1.64	4.56
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	.69	.67	.65	.63
Ratio of net expenses
to average net assets	.12	.24	.38	.46	.45
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.03	1.67	4.46
Net Assets, end of period ($ x 1,000)	108,827	197,630	246,341	345,292	399,929

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC U.S. Government Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment com-pany.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

On February 7, 2012, the Board of Trustees approved the liquidation of the fund, effective April 11, 2012.Accordingly, effective on February 22, 2012, no new or subsequent investments in the fund were permitted. The fund’s assets were liquidated and the proceeds were distributed to shareholders as of the close of business on April 11, 2012.The fund has been terminated, and accordingly shares of the fund are no longer offered. The financial statements of the fund as of February 29, 2012, have been presented on a liquidation basis, which includes adjustments to present the estimated net realizable value and estimated net settlement amount, of the fund assets and liabilities, respectively, through the liquidation of the fund.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). U.S. generally accepted accounting principles (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	109,999,199
Level 3—Significant Unobservable Inputs	—
Total	109,999,199
† See Statement of Investments for additional detailed categorizations.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 29, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended February 29, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At February 29, 2012, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended February 29, 2012 and February 28, 2011, were all ordinary income.

During the period ended February 29, 2012, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, the fund increased accumulated undistributed investment income-net by $2,649 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, if the fund’s aggregate expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceed an annual rate of .45% of the value of the fund’s

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The Manager may terminate this undertaking agreement upon at least 90 days’ prior notice to shareholders, but has committed not to do so until at least July 1, 2012. The reduction in management fee, pursuant to the undertaking, amounted to $459,633 during the period ended February 29, 2012.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $593,013 during the period ended February 29, 2012.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 29, 2012, the fund was charged $137,189 pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 29, 2012, the fund was charged $39,626 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash man-

agement fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended February 29, 2012, the fund was charged $3,706 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $71.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended February 29, 2012, the fund was charged $21,927 pursuant to the custody agreement.These fees were partially offset by earnings credits of $476.

During the period ended February 29, 2012, the fund was charged $6,646 for services performed by the Chief Compliance Officer and his staff.

The components of “Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $60,874, custodian fees $9,944, chief compliance officer fees $1,061 and transfer agency per account fees $6,600 which are offset against an expense reimbursement currently in effect in the amount of $78,841.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	19

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus BASIC U.S. Government Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC U.S. Government Money Market Fund (in liquidation), including the statement of investments, as of February 29, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, the Board of Trustees has approved the liquidation of the Fund effective April 11, 2012. As a result, the basis of accounting for the Fund’s financial statements has changed from a going concern to the liquidation basis of accounting.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC U.S. Government Money Market Fund (in liquidation) at February 29, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles applied on the basis described in the preceding paragraph.

New York, New York
April 27, 2012

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during the fiscal year ended February 29, 2012 as qualifying “interest related dividends.”

The Fund	21

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 162
———————
Clifford L. Alexander, Jr. (78)
Board Member (2007)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 45
———————
David W. Burke (75)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 81
———————
Peggy C. Davis (69)
Board Member (2007)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 51

Diane Dunst (72)
Board Member (1994)
Principal Occupation During Past 5Years:
• President of Huntting House Antiques
No. of Portfolios for which Board Member Serves: 18
———————
Ernest Kafka (79)
Board Member (2007)
Principal Occupation During Past 5Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents
(1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
No. of Portfolios for which Board Member Serves: 18
———————
Nathan Leventhal (69)
Board Member (2007)
Principal Occupation During Past 5Years:
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
• Commissioner, NYC Planning Commission (March 2007-November 2011)
Other Public Company Board Memberships During Past 5Years:
• Movado Group, Inc., Director (2003-present)
No. of Portfolios for which Board Member Serves: 43
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Warren B. Rudman, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

The Fund	23

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 161 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 188 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since September 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (76 investment companies, comprised of 188 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.

He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor. From March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 71 investment companies (comprised of 183 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

The Fund	25

For More Information

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,312 in 2011 and $30,857 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2011 and $6,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,348 in 2011 and $3,180 in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $80 in 2011 and $61 in 2012. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2011 and $0 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $51,981,800 in 2011 and $29,653,219 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Government Money Market Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	April 23, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

Exhibit (a)(1)

[INSERT CODE OF ETHICS]

Exhibit A

Persons Covered by the Code of Ethics

Bradley J. Skapyak	President	(Principal Executive Officer)

James Windels	Treasurer	(Principal Financial and Accounting Officer)

Revised as of January 1, 2010